Stock-Based Compensation (Exercise of Stock Option Activity) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding	1,311,496	136,463
Weighted Average Exercise Price, Outstanding at December 31, 2018	$ 36.31
Average Remaining Contractual Term (Years), Outstanding	9 years 15 days	5 years 7 days